Equity (Tables)	12 Months Ended
Jun. 30, 2024
Equity
Summary of share options activity

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2021	3,167	2,375	$150.00	1.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2022	3,167	2,375	$150.00	0.50	—
Granted/Acquired	—	—	$—	—	—
Forfeited	(3,167)	(2,375)	$150.00	—	—
Exercised	—	—	$—	—	—
June 30, 2023	—	—	$—	—	—

Summary of restricted share grants

		Weighted
		Average
		Grant Date	Aggregate
		Fair Value	Intrinsic
	Shares	Per Share	Value
Unvested as of June 30, 2021	—	$—	$—
Granted	52,670	$25.65	$—
Forfeited	—	$—	$—
Vested	(52,670)	$25.65	$—
Unvested as of June 30, 2022	—	$—	$—
Granted	13,169	$5.11	$—
Forfeited	—	$—	$—
Vested	(13,169)	$5.11	$—
Unvested as of June 30, 2023	—	$—	$—
Granted	60,575	$2.14	$—
Forfeited	(26,335)	$2.14	$—
Vested	(34,240)	$2.14	$—
Unvested as of June 30, 2024	—	$—	$—

Summary of warrant activity

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2021	156	156	$90.00	2.86
Granted/Acquired	1,254,285	1,254,285	$29.90	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2022	1,254,441	1,254,441	$29.91	4.76
Granted/Acquired	4,523,333	4,523,333	$1.3552	7.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2023	5,777,774	5,777,774	$7.55	3.89
Granted/Acquired	1,070,719	1,070,719	$5.44	7.00
Cancellation (see Note 12)	(500,000)	(500,000)	$—	—
Exercised	(850,000)	(850,000)	$1.3552	—
June 30, 2024	5,498,493	5,498,493	$7.22	3.06